Offerings	Oct. 01, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	10,071,034
Proposed Maximum Offering Price per Unit	2.3150
Maximum Aggregate Offering Price	$ 23,314,443.71
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,219.72
Offering Note	Represents the estimated maximum number of shares of common stock, par value $0.0001 per share (the “AD Common Stock”), of Aptorum Delaware (“Aptorum Delaware”) issuable to holders of Aptorum’s Class A ordinary shares and Class B ordinary shares upon the closing (the “Closing”) of the transactions contemplated by the Agreement and Plan of Merger, dated as of July 14, 2025, by and among Aptorum and DiamiR (the “Merger”). Immediately prior to the Closing, Aptorum will transfer by way of continuation to and domesticate as a Delaware corporation (the “Domestication”; the Company immediately following the Domestication and prior to the closing of Merger, “Aptorum Delaware”).

In connection with the Domestication, each then issued and outstanding Class A ordinary share of Aptorum will convert automatically, on a one-for-one basis, into a share of common stock of Aptorum Delaware, each then issued and outstanding Class B ordinary share of Aptorum will convert automatically into a share of AD Common Stock and a share of non-voting and non-convertible Series A preferred stock of Aptorum Delaware.

Solely for purposes of calculating the number of securities to be registered herein, this figure is based on a total of 8,274,100 Class A ordinary shares of Aptorum on a fully diluted basis and 1,796,934 Class B ordinary shares of Aptorum on a fully diluted basis as of October 2, 2025.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(f)(1) and Rule 457(c) under the Securities Act of 1933, as amended. The maximum aggregate offering price per unit is based on the average of the high and low prices of the Class A ordinary share on the Nasdaq Stock Market on October 1, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	23,499,080
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 783.30
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.11
Offering Note	Represents the estimated maximum number of shares of AD Common Stock issuable to holders of DiamiR’s common stock, par value $0.0001 each, upon the Closing of the Merger.

At the effective time of the Merger (the “Effective Time”), each then-outstanding share of DiamiR’s common stock, other than dissenting shares, will be converted into a number of shares of AD Common Stock equal to the conversion ratio, which is the number resulting from dividing (i) the quotient of dividing the total number of Aptorum ordinary shares on a fully diluted basis by the total number of shares of DiamiR common stock on a fully diluted basis, by (ii) three-seventh (3/7) (the “Conversion Ratio”).

Solely for purposes of calculating the number of securities to be registered herein, this figure is based on a total of 10,071,034 ordinary shares of Aptorum on a fully diluted basis and 4,901,013 shares of DiamiR’s common stock on a fully diluted basis, as of October 2, 2025.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(f)(2) under the Securities Act of 1933, as amended. DiamiR is a private company, no market exists for its securities, and DiamiR has an accumulated capital deficit. Therefore, the proposed maximum aggregate offering price is based upon an amount equal to one-third of the par value of the shares of DiamiR’s common stock, which is $0.000033333, to be exchanged in the Merger.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Non-convertible Series A preferred stock
Amount Registered | shares	1,796,934
Proposed Maximum Offering Price per Unit	2.3150
Maximum Aggregate Offering Price	$ 4,159,902.21
Fee Rate	0.01381%
Amount of Registration Fee	$ 574.48
Offering Note	Represents the estimated maximum number of shares of non-voting and non-convertible Series A preferred stock of Aptorum Delaware, par value $0.0001 (the “Series A Preferred Stock”), of Aptorum Delaware issuable to holders of Aptorum’s Class A ordinary shares, upon the Closing of the Merger.

In connection with the Domestication, each then issued and outstanding Class B ordinary share of Aptorum will convert automatically into a share of common stock of Aptorum DelawareAD Common Stock and a share of non-voting and non-convertible Series A preferred stock of Aptorum Delaware.

Solely for purposes of calculating the number of securities to be registered herein, this figure is based on a total of 1,796,934 Class B ordinary shares of Aptorum outstanding on October 2, 2025.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(f)(1) and Rule 457(c) under the Securities Act of 1933, as amended. The maximum aggregate offering price per unit is based on the average of the high and low prices of the Class A ordinary share on the Nasdaq Stock Market on October 1, 2025.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock issuable upon exercise of H.C. Wainwright & Co., LLC's Warrants
Maximum Aggregate Offering Price	$ 500,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69.05
Offering Note	Represents $500,000 of shares of AD Common Stock, issuable upon exercise of the warrants to be issued to H.C. Wainwright & Co., LLC following the Closing of the Merger. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act of 1933, as amended.